Subsidiaries	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Subsidiaries

27	Subsidiaries
The table below includes the Company’s principal subsidiaries as at December 31, 2025, determined as either contributing to 10% or more of the Group assets or revenues. The Company has other subsidiaries, but the assets and revenues did not exceed 10% of the Group’s consolidated assets or revenues for the year ended December 31, 2025:

Name	% Equity interest	Country of incorporation	Nature of business
Raging River Trading Proprietary Limited	100%*	South Africa	Licensed Western Cape Gambling and Racing Board ("WCGB") / software development
Baytree Interactive Limited	100%	Guernsey	Licensed with the Kahnawake Gaming Commission ("KGC")
Betway Limited	100%	Malta	Licensed with the MGA
Eastern Dawn Sports Proprietary Limited	100%	South Africa	Licensed with the Mpumalanga Economic Regulator
* 89.29% of the shares in Raging River Proprietary Limited are held by Summit Bay Proprietary Limited while the remaining 10.71% are held by Betway Cares Foundation NPC. Summit Bay Proprietary Limited and Betway Cares Foundation NPC are both controlled by and consolidated by the Group, resulting in the Group effectively holding 100% of the shares in Raging River Proprietary Limited. Given the nature of Betway Cares Foundation NPC, which does not have external shareholders or economic ownership interest accruing to other parties outside of the Group, no NCI is recognized in respect of Betway Cares Foundation NPC.
Certain subsidiary entities of the Group are not wholly-owned. Management has assessed the values of the NCI in these instances and determined them to be individually immaterial for additional disclosures.
On November 1, 2024, the Group entered into an agreement with the non-controlling shareholders of Jumpman Gaming Limited and The Six Gaming Limited to purchase the remaining 30% shareholding in both entities for a total purchase consideration of £5.5 million ($7.0 million), of which £1.0 million ($1.2 million) was cash and the remaining amount was non-cash settlements of amounts owing from the shareholder to the Group.
Super Group acquired 75% of the issued share capital of SportCC through its wholly-owned subsidiary, Marzen Limited on August 1, 2023, with the option for Marzen Limited to acquire the remaining 25% by August 1, 2025.
The option was exercised in 2025 and settled for an amount of £1.9 million ($2.5 million), resulting in the Group holding 100% of the shares in SportCC at December 31, 2025, and the derecognition of the previous 25% non-controlling interest recognized for SportsCC.